CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the period	$ (167,928)	$ (141,213)
Adjustments for:
Loss due to loss of control of subsidiaries		143,261
Share of net loss related to joint venture	126,264	1,050
Depreciation and depletion	98	41,991
Share-based payments	1,789	1,645
Interest and other income	(871)	(5,555)
Finance expense	35,640	10,737
Deferred income tax expense		11,430
Unrealized foreign exchange loss (gain)	20	(48)
Operating cash flow before working capital changes	(4,988)	63,298
Change in non-cash working capital	(3,760)	(29,869)
Cash provided by (used in) operating activities	(8,748)	33,429
Investing activities:
Expenditures on mineral properties, plant and equipment	(39)	(53,912)
Gold Fields investment in joint venture	20,000	165,000
Redemption of preferred shares in joint venture	10,000
Joint venture transaction costs paid		(4,795)
Cash and cash equivalents derecognized on loss of control		(24,368)
Interest received	210	383
Cash provided by investing activities	30,171	82,308
Financing activities:
Shares issued for cash under private placement, net of share issuance costs		17,412
Shares issued for cash on exercise of share-based options	332
Shares repurchased under normal course issuer bid	(958)
Office lease payments	(39)
Repayment of long-term debt		(163,754)
Interest and associated withholding tax paid		(8,299)
Cash used in financing activities	(665)	(154,641)
Impact of foreign exchange on cash and cash equivalents	(7)	(68)
Increase (decrease) in cash and cash equivalents during the year	20,751	(38,972)
Cash and cash equivalents, beginning of year	10,358	49,330
Cash and cash equivalents, end of year	$ 31,109	$ 10,358